Acquisitions (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 17, 2012 Knology, Inc.	Jul. 17, 2012 Knology, Inc. Prior Senior Secured Credit Facilities	Jul. 17, 2012 Knology, Inc. Senior Notes	Jul. 17, 2012 Knology, Inc. Senior Subordinated Notes
Purchase price consideration
Cash paid to shareholders			$ 807.2
Cash acquired			(57.3)
Cash consideration		749.9	749.9
Purchase consideration per share of acquired entity (in dollars per share)			$ 19.75
Repayment of assumed debt			732.5
Additional Borrowings from credit facility				1,968.0
Amount borrowed	2,385.4	2,975.1			725.0	295.0
Amount of new equity issued			200.0
Merger related transaction costs			$ 8.2